Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands		Total	Common Stock		Additional Paid-in Capital		Accumulated Other Comprehensive Income	Retained Earnings / (Accumulated Deficit)	Total 'Stockholders' Equity (Deficit)	Non-controlling Interests	Treasury Stock
Beginning balance at Dec. 31, 2017		$ 1,987	$ 1	[1]	$ 81	[1]	$ 72	$ 1,833	$ 1,987
Change in the legal status of the Company and creation of 100,000 shares with no par value					27	[1]		(27)
Change in the legal status of the Company and creation of 100,000 shares with no par value, shares	[1]		9,663,456
Consolidation of Solutions Infini		2								$ 2
Consolidation of Solutions Infini, shares	[1]		342,376
Issuance of common stock in connection with Buc Mobile acquisition		2,711			2,711	[1]			2,711
Issuance of common stock upon exercise of stock options		8			8	[1]			8
Issuance of common stock upon exercise of stock options, shares	[1]		681,274
Stock-based compensation		7,359			7,359	[1]			7,359
Net loss		(7,100)						(7,098)	(7,098)	$ (2)
Other comprehensive loss		(41)					(41)		(41)
Ending balance at Dec. 31, 2018		4,926	$ 1	[1]	10,186	[1]	31	(5,292)	4,926
Ending balance at Dec. 31, 2018		4,926	$ 1		10,186	[2]	31	(5,292)
Ending balance, shares at Dec. 31, 2018	[1],[2]		10,687,106
Net loss		(1,379)						(1,379)
Other comprehensive loss		576					576
Ending balance at Mar. 31, 2019		4,123	$ 1		10,186	[2]	607	(6,671)
Ending balance, shares at Mar. 31, 2019	[2]		10,687,106
Beginning balance at Dec. 31, 2018		4,926	$ 1	[1]	10,186	[1]	31	(5,292)	4,926
Beginning balance, shares at Dec. 31, 2018	[1],[2]		10,687,106
Business Combination	[3]	(40,374)	$ 1	[1]	(10,186)	[1]		(30,189)	(40,374)
Business Combination, shares	[1],[3]		9,290,007
Change in forward share purchase agreement liability		567			567	[1]			567
Stock-based compensation		1,576			1,576	[1]			1,576
Net loss		(5,512)						(5,512)	(5,512)
Other comprehensive loss		43					43		43
Ending balance at Dec. 31, 2019		(38,774)	$ 2	[1]	2,143	[1]	74	(40,993)	$ (38,774)
Beginning balance at Dec. 31, 2018		4,926	1		10,186	[2]	31	(5,292)
Ending balance at Dec. 31, 2019		(38,774)	$ 2		2,143		74	(40,993)
Ending balance, shares at Dec. 31, 2019	[1]		19,977,113
Change in forward share purchase agreement liability		(271)			(271)
Net loss		(8,823)						(8,823)
Other comprehensive loss		(498)					(498)
Common stock repurchased in connection with forward share purchase agreements					2,587						$ (2,587)
Common stock repurchased in connection with forward share purchase agreements, shares			(235,169)								235,169
Stock-based compensation (RSUs)		6,204			6,204
Stock-based compensation (RSUs), shares			137,104
Common stock issued to settle a payable	[4]	527			527
Common stock issued to settle a payable, shares	[4]		140,000
Ending balance at Mar. 31, 2020		$ (41,635)	$ 2		$ 11,190		$ (424)	$ (49,816)			$ (2,587)
Ending balance, shares at Mar. 31, 2020			20,019,048								235,169

[1]	Amounts as of December 31, 2018 and before that date differ from those published in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting for the Business Combination (as defined below in the notes). Specifically, the number of common shares outstanding during periods before the Business Combination are computed on the basis of the number of common shares of Kaleyra S.p.A. (accounting acquiror) during those periods multiplied by the exchange ratio established in the stock purchase agreement. Common stock and additional paid-in capital were adjusted accordingly.
[2]	Amounts as of March 31, 2019 and before that date were retrospectively adjusted as a result of the accounting for the Business Combination (as defined in the notes). Specifically, the number of common shares outstanding during periods before the Business Combination are computed on the basis of the number of common shares of Kaleyra S.p.A. (accounting acquiror) during those periods multiplied by the exchange ratio established in the stock purchase agreement. Common stock and additional paid-in capital were adjusted accordingly.
[3]	Refer to “Note 5” for further details.
[4]	On March 6, 2020, the Company issued to Northland Securities Inc. (“Northland”), 140,000 shares of the Company’s common stock as a partial settlement of the amounts owed to Northland for financial advisory services provided by Northland to Kaleyra S.p.A. in connection with the previously consummated Business Combination.